Note 7 - Right-of-use Asset	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET The Company has one office facility under lease. The lease term is 5 years from 2016, with an option to renew the lease for another 5 -year term after that date.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$78,399
Between 1 and 5 years	-
$78,399

On adoption of IFRS
16,
the Company recognized lease obligations in relation to leases which had previously been classified as ‘operating leases' under the principles of IAS
17,
“Leases”. These obligations were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of
January 1, 2019.
The lessee's incremental borrowing rate applied to the lease obligations on
January 1, 2019
was
8%.

For the period ended
June 30, 2020,
an accretion of
$21,990
in carrying amount of lease liability was recorded because of the use of present value factor at initial measurement.

For the period ended
June 30, 2020,
variable lease payments of
$50,043
were recorded.

The Company has equipment leases and an office lease in Beijing which it has determined are not
recognized as right of use assets or lease liabilities as they are short-term and low dollar value.

The Company's lease obligation and movements therein during the period ended
June 30, 2020:

Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	21,990
Lease payment	(58,800)
Lease obligation at June 30, 2020	$537,952
Of which are:
Current lease obligations	$38,306
Long-term lease obligations	499,646
$537,952

The Company's right-of-use assets and movements therein during the period ended
June 30, 2020:

Office Lease
Right-of-use assets at January 1, 2020	$597,562
Accumulated depreciation, January 1, 2020	(83,381)
Charge for the period	(44,939)
Accumulated depreciation, June 30, 2020	(128,320)
Right-of-use assets at June 30 , 2020	$469,242